Defined benefit scheme (Schedule of Present Value of Defined Benefit Obligation in Current Period) (Details) - Defined Benefit Obligation [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	₪ 6,793	$ 2,129	₪ 5,944
Current service cost	552	173	489
Interest cost	382	120	327
Actuarial losses/(gains) arising from changes in financial assumptions	249	78	(7)
Actuarial losses/(gains) arising from changes in demographic assumptions	0	0	(72)
Actuarial losses arising from experience adjustments	301	94	283
Benefits paid	(25)	(8)	(171)
Closing defined benefit obligation	₪ 8,252	$ 2,586	₪ 6,793